Other non-current financial liabilities - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 2,103	€ 1,830
Put options
Disclosure of financial liabilities [line items]
Fair value, extreme values excluded	5.00%
ZigZag | Put options
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 400	1,500
Yocuda | Put options
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 2,100	€ 1,800